Subsequent Events (Details) - USD ($)		12 Months Ended
	Nov. 15, 2024	Dec. 31, 2023	Apr. 18, 2024	Mar. 07, 2024	Jan. 15, 2024
Subsequent Events [Line Items]
Cash proceeds (in Dollars)		$ 350,000
Additional warrants issued		350,000
Vesting period		3 years
Shares issued		90,000
Additional shares issued		200,000
Daily trading volume of common stock percentage		7.00%
Unsecured Debt [Member]
Subsequent Events [Line Items]
Warrants exercise price (in Dollars per share)		$ 11.5
Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants exercise price (in Dollars per share)					$ 11.5
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued				440,000
Additional shares issued				301,878
Forecast [Member]
Subsequent Events [Line Items]
Deposit funds (in Dollars)			$ 5,000,000
Deposit amount (in Dollars)			$ 500,000
Percentage of proceeds of transaction			10.00%
Restricted Stock Units (RSUs) [Member]
Subsequent Events [Line Items]
Aggregate shares received		224,500
Aggregate RSU’s		112,500
Vesting period		3 years
Employees shares received		35,000
Award agreement		30,000
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Subsequent Events [Line Items]
Employees shares received		285,000
Restricted Stock Units (RSUs) [Member] | Chief Financial Officer [Member]
Subsequent Events [Line Items]
Employees shares received		50,000
Restricted Stock Units (RSUs) [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate RSU’s	112,000
Restricted Stock Units (RSUs) [Member] | RMH Ltd. [Member]
Subsequent Events [Line Items]
Award agreement		60,000